CAPITAL STOCK (Details) - USD ($) $ / shares in Units, $ in Millions						3 Months Ended	6 Months Ended
		Feb. 15, 2022	Dec. 15, 2021	Sep. 15, 2021	Jun. 15, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	May 04, 2021
Capital Stock
Return of capital								$ 250
Increase (decrease) through treasury share transactions, equity							$ (173)
Capital stock
Capital Stock
Number of shares issued in dividend reinvestment plan with owners							105,000	104,000
Return of capital								$ 250
Increase (decrease) through treasury share transactions, equity							$ (136)
Other equity interest
Capital Stock
Approved return of capital distribution									$ 750
Return of capital								$ 0
Increase (decrease) through treasury share transactions, equity	[1]						$ (37)
Other equity interest | Tranche 3
Capital Stock
Return of capital			$ 250
Other equity interest | Tranche 2
Capital Stock
Return of capital				$ 250
Other equity interest | Tranche 1 [Member]
Capital Stock
Return of capital					$ 250
Common shares | Capital stock
Capital Stock
Number of shares issued (shares)						1,770,936,335	1,770,936,335
Par value per share (in dollars per share)						$ 0	$ 0
Number of shares issued in dividend reinvestment plan with owners							105,298
Number of shares repurchased						8,500,000
Common shares | Capital stock | Not later than one year [member]
Capital Stock
Authorized cash outflow for repurchase of outstanding shares		$ 1,000

[1]	Includes additional paid-in capital as at June 30, 2022: $1,874 million (December 31, 2021: $1,911 million; June 30, 2021: $1,996 million).